Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2025	2024
(in $ millions)	$	$
Short-term deposits	721	861
Cash at banks and on hand	2,712	2,103
Cash and cash equivalents in the statement of financial position	3,433	2,964